Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000120680 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Corporate Bond Fund (Class R6)
Average Annual Return, Percent	6.66%		0.94%	4.15%
C000084554 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Corporate Bond Fund (Class Y)
Average Annual Return, Percent	6.53%		0.81%	4.00%
C000095838 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Corporate Bond Fund (Class R)
Average Annual Return, Percent	6.00%		0.30%	3.49%
C000084555 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Corporate Bond Fund (Class R5)
Average Annual Return, Percent	6.58%		0.90%	4.09%
C000084556 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Corporate Bond Fund (Class A) —including sales charge
Average Annual Return, Percent	1.73%		(0.30%)	3.29%
C000084553 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Corporate Bond Fund (Class C) —including sales charge
Average Annual Return, Percent	4.52%		(0.19%)	3.15%
C000120678 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Fund (Class R6)
Average Annual Return, Percent	15.18%		3.45%	4.23%
C000029658 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Fund (Class A) —including sales charge
Average Annual Return, Percent	8.36%		1.83%	3.19%
C000029660 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Fund (Class C) —including sales charge
Average Annual Return, Percent	12.67%		2.20%	3.13%
C000029661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Fund (Class R)
Average Annual Return, Percent	14.29%		2.73%	3.48%
C000071219 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Fund (Class Y)
Average Annual Return, Percent	14.88%		3.24%	4.01%
C000029662 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Fund (Class R5)
Average Annual Return, Percent	14.97%		3.38%	4.15%
C000241067 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SMA High Yield Bond Fund
Average Annual Return, Percent	6.93%	8.71%
C000000586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Fund (Class A) —including sales charge
Average Annual Return, Percent	1.56%		2.67%	4.53%
C000000588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Fund (Class C) —including sales charge
Average Annual Return, Percent	4.62%		2.86%	4.39%
C000071210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Fund (Class Y)
Average Annual Return, Percent	6.38%		3.84%	5.25%
C000120675 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Fund (Class R6)
Average Annual Return, Percent	6.48%		4.02%	5.43%
C000023117 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Fund (Class R5)
Average Annual Return, Percent	6.42%		3.94%	5.33%
C000000589 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Fund (Investor Class)
Average Annual Return, Percent	6.40%		3.63%	5.00%
C000000616 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Class A) —including sales charge
Average Annual Return, Percent	(1.01%)		3.36%	4.67%
C000000618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Class C) —including sales charge
Average Annual Return, Percent	3.00%		3.78%	4.64%
C000000619 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Class R)
Average Annual Return, Percent	4.50%		4.28%	5.00%
C000120676 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Class R6)
Average Annual Return, Percent	5.26%		5.00%	5.74%
C000071216 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Class Y)
Average Annual Return, Percent	5.05%		4.80%	5.52%
C000000620 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Investor Class)
Average Annual Return, Percent	4.78%		4.58%	5.30%
C000023123 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Class R5)
Average Annual Return, Percent	5.19%		4.94%	5.66%
C000120677 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Bond Fund (Class R6)
Average Annual Return, Percent	5.48%		2.62%	2.82%
C000023124 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Bond Fund (Class R5)
Average Annual Return, Percent	5.31%		2.56%	2.76%
C000000621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Bond Fund (Class A) —including sales charge
Average Annual Return, Percent	2.59%		1.86%	2.30%
C000000622 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Bond Fund (Class C) —including sales charge
Average Annual Return, Percent	4.38%		2.02%	2.27%
C000000623 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Bond Fund (Class R)
Average Annual Return, Percent	4.76%		1.99%	2.19%
C000071217 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Bond Fund (Class Y)
Average Annual Return, Percent	5.28%		2.53%	2.70%
C000000605 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Investor Class)
Average Annual Return, Percent	6.63%		2.48%	1.56%
C000188949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Class R6)
Average Annual Return, Percent	6.95%		2.88%	1.86%
C000071212 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Class Y)
Average Annual Return, Percent	6.81%		2.66%	1.74%
C000029663 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Class R5)
Average Annual Return, Percent	6.88%		2.74%	1.83%
C000000601 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Class A) —including sales charge
Average Annual Return, Percent	2.05%		1.52%	1.06%
C000000603 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Class C) —including sales charge
Average Annual Return, Percent	4.75%		1.64%	0.90%
C000000604 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Class R)
Average Annual Return, Percent	6.28%		2.13%	1.23%
C000164285 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration Inflation Protected Fund (Class R6)
Average Annual Return, Percent	4.84%		3.09%	2.87%
C000023119 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration Inflation Protected Fund (Class R5)
Average Annual Return, Percent	4.84%		3.11%	2.85%
C000000607 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration Inflation Protected Fund (Class A) —including sales charge
Average Annual Return, Percent	1.95%		2.32%	2.33%
C000000606 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration Inflation Protected Fund (Class A2) —including sales charge
Average Annual Return, Percent	3.66%		2.73%	2.59%
C000071213 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration Inflation Protected Fund (Class Y)
Average Annual Return, Percent	4.84%		3.09%	2.85%
Without Sales Load [Member] | C000084556 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Corporate Bond Fund (Class A) —excluding sales charge
Average Annual Return, Percent	6.27%		0.58%	3.75%
Without Sales Load [Member] | C000084553 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Corporate Bond Fund (Class C) —excluding sales charge
Average Annual Return, Percent	5.52%		(0.19%)	3.15%
Without Sales Load [Member] | C000029658 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Fund (Class A) —excluding sales charge
Average Annual Return, Percent	14.69%		2.99%	3.77%
Without Sales Load [Member] | C000029660 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Fund (Class C) —excluding sales charge
Average Annual Return, Percent	13.79%		2.20%	3.13%
Without Sales Load [Member] | C000000586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Fund (Class A) —excluding sales charge
Average Annual Return, Percent	6.11%		3.58%	4.99%
Without Sales Load [Member] | C000000588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Fund (Class C) —excluding sales charge
Average Annual Return, Percent	5.62%		2.86%	4.39%
Without Sales Load [Member] | C000000616 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Class A) —excluding sales charge
Average Annual Return, Percent	4.77%		4.54%	5.26%
Without Sales Load [Member] | C000000618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Class C) —excluding sales charge
Average Annual Return, Percent	3.99%		3.78%	4.64%
Without Sales Load [Member] | C000000621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Bond Fund (Class A) —excluding sales charge
Average Annual Return, Percent	5.25%		2.37%	2.56%
Without Sales Load [Member] | C000000622 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Bond Fund (Class C) —excluding sales charge
Average Annual Return, Percent	4.88%		2.02%	2.27%
Without Sales Load [Member] | C000000601 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	6.55%		2.40%	1.50%
Without Sales Load [Member] | C000000603 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	5.75%		1.64%	0.90%
Without Sales Load [Member] | C000000607 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration Inflation Protected Fund (Class A) —excluding sales charge
Average Annual Return, Percent	4.58%		2.85%	2.59%
Without Sales Load [Member] | C000000606 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration Inflation Protected Fund (Class A2) —excluding sales charge
Average Annual Return, Percent	4.69%		2.93%	2.69%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.26%	5.33%	0.42%	1.97%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	16.99%		14.19%	15.50%
MSCI World IndexSM Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index℠ (Net)
Average Annual Return, Percent	21.33%		12.46%	13.28%
Bloomberg US Corporate High Yield Ba B 2 Issuer Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index
Average Annual Return, Percent	7.48%	8.99%
Bloomberg U S Corporate High Yield 2 Issuer Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index
Average Annual Return, Percent	7.18%		4.50%	6.71%
Bloomberg U S Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	6.68%		0.85%	3.16%
Custom Invesco Global Real Estate Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco Global Real Estate Index (Net)
Average Annual Return, Percent	16.98%		4.01%	4.83%
Bloomberg 1 3 Year Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index
Average Annual Return, Percent	4.92%		2.12%	2.10%
FTSE Nareit All Equity REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index
Average Annual Return, Percent	7.41%		6.41%	7.26%
ICE BofA 1 5 Year US Inflation Linked Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-5 Year US Inflation-Linked Treasury Index
Average Annual Return, Percent	5.12%		3.41%	3.16%
Bloomberg U S Securitized MBS ABS CMBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized: MBS/ABS/CMBS Index
Average Annual Return, Percent	7.49%		0.75%	1.71%